Advance of Future Receipts (Tables)	3 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Schedule of Advances on Future Receipts

The Company has the following advances on future receipts as of March 31, 2020:

Note	Issuance Date	Maturity Date	Interest Rate	Original Borrowing	Balance at March 31, 2020	Balance at December 31, 2019

Note 1	December 24, 2019	June 30, 2020	10%	$506,000	$297,000	$503,000
Note 2	December 24, 2019	June 30, 2020	10%	506,000	297,000	503,000
Total				$1,012,000	594,000	1,006,000
Debt discount					(137,000)	(274,000)
Net					$457,000	$732,000